Cover page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Title of 12(b) Security	Class B subordinate voting shares
Trading Symbol	TECK
Entity Registrant Name	TECK RESOURCES LTD
Entity Central Index Key	0000886986
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Class A Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,768,304
Class B Subordinate Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	562,925,342